ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details)							1 Months Ended				12 Months Ended
	Dec. 20, 2021 CNY (¥)	Dec. 20, 2021 USD ($) $ / shares	Jan. 15, 2020 shares	Jun. 27, 2019 shares	Jan. 25, 2019 shares	Mar. 27, 2018 $ / shares shares	Dec. 31, 2023 shares	Oct. 31, 2023 shares	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity incorporation date											Oct. 18, 2017	Oct. 18, 2017
Cash dividend | $		$ 56,667,425
Cash dividend per ordinary share | $ / shares		$ 0.55
Payments of dividend	¥ 320,253,160	$ 50,243,715							¥ 40,999,458	$ 6,423,710
Cash paid to repurchase the shares											¥ 19,706,775	$ 2,775,641
Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							5 years				5 years	5 years
Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							20 years				20 years	20 years
Leased And Operated Hotels | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							5 years				5 years	5 years
Leased And Operated Hotels | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							20 years				20 years	20 years
Franchise and managed hotels revenues | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							5 years				5 years	5 years
Franchise and managed hotels revenues | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term							20 years				20 years	20 years
Argyle Beijing
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, equity interest acquired				60.00%
Common Class A
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of shares repurchased							81,276	554,158
Cash paid to repurchase the shares											¥ 19,706,775	$ 2,775,641
Common Class A | Argyle Beijing
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, shares issued				626,746	626,746
Common Class A | Shandong Xinghui
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, shares issued			870,908
Business acquisition, equity interest acquired			70.00%
Common Class A | Initial Public Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Stock issued during period						10,200,000
Shares issued price per share | $ / shares						$ 14.00
Common Class B
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of Class A ordinary shares that each share is convertible into											1	1